Accounts receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Accounts receivable	$ 2,529	$ 2,648
Impairment of accounts receivable recorded in the income statement	$ (1)	$ (7)	$ (4)
Steel industry market
Accounts receivable
Revenue related to the steel sector - %	87.33%	85.50%
Accounts receivable
Accounts receivable
Expected credit loss	$ (63)	$ (62)
Carrying amount
Accounts receivable
Accounts receivable	$ 2,592	$ 2,710